Contingencies (Number of Tobacco-Related Cases Pending Against us and/or Our Subsidiaries or Indemnitees) (Details)	Dec. 31, 2012 litigation_case	Dec. 31, 2011 litigation_case	Dec. 31, 2010 litigation_case	May 01, 2010 litigation_case
Individual Smoking And Health Cases [Member]
Loss Contingencies [Line Items]
Cases brought against PM	76	75	94
Individual Smoking And Health Cases [Member] | Italy [Member]
Loss Contingencies [Line Items]
Cases brought against PM	5
Smoking And Health Class Actions [Member]
Loss Contingencies [Line Items]
Cases brought against PM	11	10	11
Health Care Cost Recovery Actions [Member]
Loss Contingencies [Line Items]
Cases brought against PM	15	11	10
Lights Class Actions [Member] | Israel [Member]
Loss Contingencies [Line Items]
Cases brought against PM	2	2	2	2
Individual Lights Cases - Small Claims Court [Member] | Italy [Member]
Loss Contingencies [Line Items]
Cases brought against PM	7	9	10
Public Civil Actions [Member]
Loss Contingencies [Line Items]
Cases brought against PM	4	3	7